Income Tax Expense and Deferred Taxes - Summary of Factors Affecting Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax	$ 792	$ 48,698
Canadian statutory tax rate	26.00%	26.00%
Tax expense on net income at Canadian statutory tax rate	$ 206	$ 12,662
Foreign income subject to different income tax rates than Canada	(11,792)	(15,695)
Non-tax effected operating losses	9,691	19,198
Non-deductible expenses and other items	10,002	10,525
Foreign exchange and other translation adjustments	6,289	16,048
Amounts under (over) provided in prior years	(84)	453
Investment tax credits	(226)	(269)
Withholding tax on foreign income	5,297	13,283
Income tax expense	$ 19,383	$ 56,205